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AMERICAS
US Legal Services

J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4897
neil.mcmurdie@us.ing.com

December 21, 2012

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: ING Educator’s Direct
File Nos.: 333-153730 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Contract Prospectus and the Statement of Additional Information contained in Post-Effective
Amendment No. 7 to the Registration Statement on Form N-4 (“Amendment No. 7”) for Variable
Annuity Account C of ING Life Insurance and Annuity Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in
Amendment No. 7 which was declared effective on December 20, 2012. The text of Amendment No.
7 was filed electronically on December 20, 2012.

If you have any questions regarding this submission, please call the undersigned at (860) 580-2824.

Sincerely,
/s/ J. Neil McMurdie
J. Neil McMurdie

Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095-4774